EXPLORATION AND EVALUATION PROPERTY (Disclosure of exploration and evaluation property) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of exploration and evaluation [line items]
Opening Balance	$ 7,455,071
Ending Balance	8,154,913	$ 7,455,071
Albany Property [Member]
Disclosure of exploration and evaluation [line items]
Opening Balance	7,455,071	7,271,857
Expenditures capitalized	699,842	183,214
Ending Balance	$ 8,154,913	$ 7,455,071